Revenue - Summary of Revenue From Contracts with Customers (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables from contracts with customers [abstract]
Revenue from contracts with customers	$ 27,400,035	$ 23,011,381	$ 20,337,881